Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
VP - Nuveen Winslow Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of VP – Nuveen Winslow Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide shareholders with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on the assumptions listed above your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with a market capitalization in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

		Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may fail to achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown. The Fund’s current subadviser began managing the Fund’s portfolio on November 17, 2010. Fund returns for periods prior to that date include the returns under the Fund’s former subadviser(s).

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period Best: 1st Quarter 2012: 17.43% Worst: 3rd Quarter 2011: –15.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
VP - Nuveen Winslow Large Cap Growth Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	417
10 years	rr_ExpenseExampleNoRedemptionYear10	930
1 year	rr_AverageAnnualReturnYear01	13.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - Nuveen Winslow Large Cap Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	318
5 years	rr_ExpenseExampleNoRedemptionYear05	552
10 years	rr_ExpenseExampleNoRedemptionYear10	1,225
2011	rr_AnnualReturn2011	(0.35%)
2012	rr_AnnualReturn2012	13.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.40%)
1 year	rr_AverageAnnualReturnYear01	13.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - Nuveen Winslow Large Cap Growth Fund | Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	13.34%